DERIVATIVES AND HEDGING TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011 contract	Dec. 31, 2006 contract	Dec. 31, 2012
DERIVATIVES AND HEDGING TRANSACTIONS
Maximum period for hedged transactions	12 months
Number of interest rate swap contracts entered into and subsequently closed			2
Number of forward starting swap contracts entered into by the entity, in connection with the issuance of its private placement debt		6
Fair value of the company's outstanding derivatives
Asset Derivatives	$ 20.2			$ 6.5
Liability Derivatives	14.2			9.9
Netting
Fair value of the company's outstanding derivatives
Net asset (liability)	6.0			(3.4)
Foreign currency forward contracts
Fair value of the company's outstanding derivatives
Notional values	2,000			1,300
Derivatives designated as hedging instruments | Foreign currency forward contracts
Fair value of the company's outstanding derivatives
Asset Derivatives	4.4			0.8
Liability Derivatives	1.1			1.7
Derivatives not designated as hedging instruments | Foreign currency forward contracts
Fair value of the company's outstanding derivatives
Asset Derivatives	15.8			5.7
Liability Derivatives	$ 13.1			$ 8.2